Drilling units (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Impairment	$ 152	$ (152)	$ (4,087)	$ 0
Accumulated depreciation
Impairment of long lived assets	$ 152	(152)	(4,087)	0
Drilling units
Cost
Opening balance		2,673	6,624
Additions		84	136
Impairment		(152)	(4,087)
Disposal, cost		(364)
Closing balance		2,241	2,673	6,624
Accumulated depreciation
Opening balance		(918)	(605)
Depreciation		(119)	(313)
Disposal, accumulated depreciation		227
Closing balance		(810)	(918)	(605)
Disposal, net		(137)
Net book value		1,431	1,755	$ 6,019
Impairment of long lived assets		$ (152)	$ (4,087)